WARRANTS (Detail) - Schedule of Stockholders' Equity Note, Warrants or Rights (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Outstanding	19,550,000	15,250,000		13,000,000		0
Outstanding (in Dollars per share)	$ 0.045	$ 0.037		$ 0.024		$ 0
Outstanding	3 years 9 months [1]	3 years 9 months	[1]	2 years 226 days		0 years
Granted	0	4,800,000		2,250,000		13,000,000
Granted (in Dollars per share)	$ 0	$ 0.10		$ 0.10		$ 0.024
Granted		5 years		5 years		2 years 226 days
Exercised	0	(500,000)		0		0
Exercised (in Dollars per share)	$ 0	$ 0.05		$ 0		$ 0
Exercised		0 years		0 years		0 years
Canceled/forfeited/expired	0	0		0		0
Canceled/forfeited/expired (in Dollars per share)	$ 0	$ 0		$ 0		$ 0
Canceled/forfeited/expired		0 years		0 years		0 years
Outstanding	19,550,000	19,550,000		15,250,000		13,000,000
Outstanding (in Dollars per share)	$ 0.045	$ 0.045		$ 0.037		$ 0.024
Outstanding	2 years 9 months	3 years 9 months	[1]	3 years 9 months	[1]	2 years 226 days

[1]	Primary reason for change related to a January 26, 2011 amendment to the Ruby Mine Option Agreement whereby the term of the warrants issued to Ruby Development Company were extended from 2 years to 5 years.